Other Current Liabilities (Components Of Other Current Liabilities) (Details) (USD $) In Millions, unless otherwise specified	May 25, 2014	May 26, 2013
Liabilities, Current [Abstract]
Non-qualified deferred compensation plan	$ 228.8	$ 224.3
Sales and other taxes	70.4	74.3
Insurance-related	35.8	40.8
Employee benefits	47.4	44.7
Derivative liabilities	1.7	2.2
Accrued interest	19.9	17.7
Miscellaneous	53.4	46.3
Total other current liabilities	$ 457.4	$ 450.3